Quarterly Holdings Report
for

Fidelity® Series Overseas Fund

July 31, 2019

SOV-QTLY-0919
1.9894005.100

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Austria - 0.6%
Erste Group Bank AG	350,714	$12,594,518
Bailiwick of Jersey - 1.8%
Experian PLC	792,359	24,089,694
Sanne Group PLC	1,767,164	11,819,765

TOTAL BAILIWICK OF JERSEY		35,909,459

Belgium - 1.3%
KBC Groep NV	428,950	27,674,121
Bermuda - 2.6%
Credicorp Ltd. (United States)	56,332	12,279,813
Hiscox Ltd.	887,998	18,358,204
IHS Markit Ltd. (a)	367,271	23,659,598

TOTAL BERMUDA		54,297,615

Brazil - 0.6%
IRB Brasil Resseguros SA	493,322	12,280,213
Canada - 1.2%
Constellation Software, Inc.	26,580	25,288,862
Denmark - 1.2%
DSV de Sammensluttede Vognmaend A/S	254,987	24,380,595
France - 12.5%
ALTEN	130,470	16,190,635
Amundi SA (b)	189,394	13,082,731
Capgemini SA	219,631	28,020,907
Danone SA	365,083	31,664,729
Edenred SA	297,103	14,944,899
Elior SA (b)	361,625	4,735,772
Essilor International SA	102,991	13,983,454
LVMH Moet Hennessy Louis Vuitton SE	106,754	44,095,718
Sanofi SA	357,559	29,796,041
SR Teleperformance SA	130,261	27,340,116
Total SA	661,926	34,307,744

TOTAL FRANCE		258,162,746

Germany - 6.7%
adidas AG	96,058	30,789,648
Bayer AG	208,928	13,532,056
Deutsche Borse AG	151,552	21,038,827
Deutsche Post AG	418,290	13,664,518
Hannover Reuck SE	119,031	18,671,429
SAP SE	319,898	39,103,070

TOTAL GERMANY		136,799,548

Hong Kong - 2.2%
AIA Group Ltd.	4,463,842	45,690,853
India - 0.8%
HDFC Bank Ltd. sponsored ADR	144,955	16,666,926
Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	26,881,092	8,518,026
Ireland - 2.7%
DCC PLC (United Kingdom)	253,260	21,442,228
Kerry Group PLC Class A	208,883	24,372,009
Kingspan Group PLC (Ireland)	211,082	10,351,482

TOTAL IRELAND		56,165,719

Italy - 1.6%
FinecoBank SpA	1,011,067	10,064,306
Recordati SpA	499,665	22,418,325

TOTAL ITALY		32,482,631

Japan - 13.7%
Hoya Corp.	438,416	33,871,555
Kao Corp.	274,367	20,023,515
Keyence Corp.	49,443	28,691,393
Nitori Holdings Co. Ltd.	125,289	16,963,939
Olympus Corp.	1,442,632	15,728,848
Oracle Corp. Japan	56,228	4,692,989
ORIX Corp.	1,291,048	18,530,853
Otsuka Corp.	362,133	14,396,776
Persol Holdings Co., Ltd.	699,557	17,085,421
Recruit Holdings Co. Ltd.	656,356	22,225,840
Relo Group, Inc.	243,820	6,501,717
Shiseido Co. Ltd.	269,260	19,813,382
SMC Corp.	58,616	21,476,549
Suzuki Motor Corp.	275,572	10,777,204
Tsuruha Holdings, Inc.	162,083	16,582,257
Welcia Holdings Co. Ltd.	293,906	13,724,078

TOTAL JAPAN		281,086,316

Korea (South) - 0.3%
LG Chemical Ltd.	24,055	6,775,189
Luxembourg - 0.3%
Eurofins Scientific SA	15,433	6,594,552
Mexico - 0.3%
Grupo Financiero Banorte S.A.B. de CV Series O	1,141,399	5,746,379
Netherlands - 9.3%
ASML Holding NV (Netherlands)	136,232	30,355,781
Heineken NV (Bearer)	274,272	29,487,487
IMCD Group BV	321,445	28,431,585
Koninklijke Philips Electronics NV	652,056	30,588,365
QIAGEN NV (Germany) (a)	322,421	12,306,603
Unilever NV	744,851	43,174,270
Wolters Kluwer NV	232,213	16,852,840

TOTAL NETHERLANDS		191,196,931

Norway - 2.0%
Adevinta ASA:
Class A (a)	494,649	5,551,453
Class B	180,575	2,008,246
Equinor ASA	1,151,345	20,656,300
Schibsted ASA (A Shares)	443,143	11,978,190

TOTAL NORWAY		40,194,189

Spain - 0.7%
Amadeus IT Holding SA Class A	188,038	14,854,160
Sweden - 3.8%
AddTech AB (B Shares)	325,127	8,514,129
ASSA ABLOY AB (B Shares)	867,476	19,897,413
Hexagon AB (B Shares)	335,838	16,337,830
Indutrade AB	625,093	17,753,968
Svenska Handelsbanken AB (A Shares)	1,717,919	15,457,701

TOTAL SWEDEN		77,961,041

Switzerland - 6.9%
Julius Baer Group Ltd.	359,836	15,376,737
Nestle SA (Reg. S)	290,709	30,840,506
Roche Holding AG (participation certificate)	205,959	55,128,057
Sika AG	143,416	20,765,074
Swiss Re Ltd.	193,430	18,779,952

TOTAL SWITZERLAND		140,890,326

Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,850,471	15,198,190
United Kingdom - 14.7%
Beazley PLC	1,899,044	13,313,849
Cineworld Group PLC	3,875,725	12,023,550
Compass Group PLC	1,185,327	29,989,398
Cranswick PLC	228,620	7,401,020
Dechra Pharmaceuticals PLC	254,956	9,134,132
Diageo PLC	1,032,413	43,051,829
Diploma PLC	792,365	14,617,737
InterContinental Hotel Group PLC	393,569	27,343,087
Intertek Group PLC	280,630	19,479,928
London Stock Exchange Group PLC	306,064	24,662,265
Mondi PLC	742,314	16,280,700
Prudential PLC	1,420,927	29,234,486
RELX PLC (London Stock Exchange)	771,558	18,329,528
Rentokil Initial PLC	3,376,365	17,861,089
Rotork PLC	735,749	2,760,286
Spectris PLC	303,245	9,389,043
Victrex PLC	317,831	7,884,891

TOTAL UNITED KINGDOM		302,756,818

United States of America - 6.3%
Alphabet, Inc. Class C (a)	9,831	11,961,181
Becton, Dickinson & Co.	59,314	14,994,579
Boston Scientific Corp. (a)	371,331	15,766,714
Marsh & McLennan Companies, Inc.	216,163	21,356,904
Moody's Corp.	64,770	13,882,802
Roper Technologies, Inc.	41,710	15,167,842
S&P Global, Inc.	74,964	18,362,432
Total System Services, Inc.	130,364	17,693,002

TOTAL UNITED STATES OF AMERICA		129,185,456

TOTAL COMMON STOCKS
(Cost $1,991,221,673)		1,959,351,379

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA
(Cost $11,443,164)	113,662	11,731,814

Investment Companies - 1.5%
United States of America - 1.5%
iShares MSCI India ETF	237,567	7,839,711
iShares MSCI Japan ETF	417,990	22,717,757

TOTAL INVESTMENT COMPANIES

(Cost $31,111,936)		30,557,468

Money Market Funds - 2.4%
Fidelity Cash Central Fund 2.43% (c)
(Cost $49,805,062)	49,795,103	49,805,062
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $2,083,581,835)		2,051,445,723
NET OTHER ASSETS (LIABILITIES) - 0.3%		6,769,588
NET ASSETS - 100%		$2,058,215,311

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,818,503 or 0.9% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$196,460
Total	$196,460

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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